EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
We are required by applicable U.S. GAAP to:

▪	recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status in the statement of financial position;

▪	measure a plan’s assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

▪
recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders’ equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.
Sempra Energy has funded and unfunded noncontributory traditional defined benefit and cash balance plans, including separate plans for SDG&E and SoCalGas, which collectively cover all eligible employees, including members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. Pension benefits under the traditional defined benefit plans are based on service and final average earnings, while the cash balance plans provide benefits using a career average earnings methodology.
IEnova has an unfunded noncontributory defined benefit plan covering all employees. Chilquinta Energía has an unfunded noncontributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity plan covering represented employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average earnings.
Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants’ contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees’ spouses.
Chilquinta Energía also has two noncontributory postretirement benefit plans which cover represented employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees’ spouses and dependents.
Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. We review these assumptions on an annual basis and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.
RABBI TRUST
In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including a Rabbi Trust and investments in life insurance contracts, which totaled $430 million and $464 million at December 31, 2016 and 2015, respectively.
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Divestiture Affecting 2016
On September 12, 2016, Sempra LNG & Midstream completed the sale of EnergySouth, the parent company of Mobile Gas and Willmut Gas, as we discuss in Note 3. The benefit obligations and plan assets of the benefit plans that covered employees of Mobile Gas and Willmut Gas were transferred to the buyer on the date of sale. This resulted in decreases to the recorded pension liability and other postretirement benefit plan liability of $61 million and $6 million, respectively, and decreases to pension plan assets and other postretirement benefit plan assets of $44 million and $4 million, respectively, for Sempra Energy Consolidated.
Special Termination Benefits Affecting 2016
In 2016, certain nonrepresented employees age 62 or older with 5 years of service or age 55 to 61 with 10 years of service that retired under the Voluntary Retirement Enhancement Program offered in that year received an additional postretirement health benefit in the form of a $100,000 Health Reimbursement Account. We treated the benefit obligation attributable to the Health Reimbursement Account as a special termination benefit. This resulted in increases to the recorded liability for other postretirement benefits of $26 million for Sempra Energy Consolidated, $14 million for SDG&E and $11 million for SoCalGas.
The Voluntary Retirement Enhancement Program resulted in a higher than expected number of retirements in December 2016. As a result, the total lump sum benefits paid from the SDG&E qualified pension plan in 2016 exceeded the settlement threshold, which triggered settlement accounting and a resulting reduction of the recorded pension liability and pension plan assets of $75 million and a settlement charge of $16 million at each of Sempra Energy Consolidated and SDG&E. This settlement charge was recorded as a regulatory asset on the Consolidated Balance Sheets. A measurement date of December 31, 2016 was used for the settlement accounting, as the year-to-date lump sum benefit payments first exceeded the settlement threshold in December 2016.
Benefit Plan Amendments Affecting 2015
In 2015, executive participants in a company nonqualified pension plan became eligible in this same plan for Supplemental Executive Retirement Plan benefits. Consistent with past practice, this was treated as a plan amendment and increased the recorded pension liability by $5 million at Sempra Energy Consolidated and $3 million at SoCalGas.
Effective January 1, 2016, the point of service medical benefit provided to retirees under the age of 65 at our domestic companies, except the represented retirees at SDG&E and retirees enrolled in one of the high deductible medical plans at SoCalGas, is no longer provided by the PBOP plans of the respective companies. This change resulted in a decrease in other postretirement benefit obligations of $9 million at each of Sempra Energy Consolidated and SoCalGas, and by a negligible amount at SDG&E.
Benefit Obligations and Assets
The following three tables provide a reconciliation of the changes in the plans’ projected benefit obligations and the fair value of assets during 2016 and 2015, and a statement of the funded status at December 31, 2016 and 2015:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$3,649	$3,839	$963	$1,115
Service cost	107	114	20	26
Interest cost	160	154	42	44
Contributions from plan participants	—	—	20	19
Actuarial loss (gain)	116	(180)	(81)	(172)
Benefit payments	(217)	(273)	(61)	(60)
Divestiture of EnergySouth	(61)	—	(6)	—
Plan amendments	—	5	—	(9)
Special termination benefits	—	—	26	—
Settlements	(75)	(10)	(1)	—
Net obligation at December 31	3,679	3,649	922	963

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	2,484	2,807	1,003	1,054
Actual return on plan assets	207	(73)	94	(21)
Employer contributions	104	33	6	11
Contributions from plan participants	—	—	20	19
Benefit payments	(217)	(273)	(61)	(60)
Divestiture of EnergySouth	(44)	—	(4)	—
Settlements	(75)	(10)	(1)	—
Fair value of plan assets at December 31	2,459	2,484	1,057	1,003
Funded status at December 31	$(1,220)	$(1,165)	$135	$40
Net recorded (liability) asset at December 31	$(1,220)	$(1,165)	$135	$40

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$965	$1,011	$165	$200
Service cost	29	29	5	7
Interest cost	41	39	7	8
Contributions from plan participants	—	—	7	7
Actuarial loss (gain)	7	(52)	6	(43)
Benefit payments	(25)	(56)	(14)	(14)
Special termination benefits	—	—	14	—
Settlements	(75)	—	—	—
Transfer of liability to other plans	(7)	(6)	—	—
Net obligation at December 31	935	965	190	165

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	752	828	161	164
Actual return on plan assets	59	(24)	13	(3)
Employer contributions	3	2	2	7
Contributions from plan participants	—	—	7	7
Benefit payments	(25)	(56)	(14)	(14)
Settlements	(75)	—	—	—
Transfer of assets from other plans	—	2	—	—
Fair value of plan assets at December 31	714	752	169	161
Funded status at December 31	$(221)	$(213)	$(21)	$(4)
Net recorded liability at December 31	$(221)	$(213)	$(21)	$(4)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$2,255	$2,398	$752	$866
Service cost	67	74	14	17
Interest cost	101	98	32	34
Contributions from plan participants	—	—	13	12
Actuarial loss (gain)	77	(131)	(86)	(125)
Benefit payments	(158)	(187)	(45)	(43)
Plan amendments	—	3	—	(9)
Special termination benefits	—	—	11	—
Transfer of liability from other plans	1	—	—	—
Net obligation at December 31	2,343	2,255	691	752

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	1,537	1,763	822	870
Actual return on plan assets	128	(45)	79	(18)
Employer contributions	72	6	1	1
Contributions from plan participants	—	—	13	12
Benefit payments	(158)	(187)	(45)	(43)
Fair value of plan assets at December 31	1,579	1,537	870	822
Funded status at December 31	$(764)	$(718)	$179	$70
Net recorded (liability) asset at December 31	$(764)	$(718)	$179	$70

Actuarial losses (gains) fluctuate based on changes in assumptions that we describe below in “Assumptions for Pension and Other Postretirement Benefit Plans” and updates to census data. In 2015 and 2016, the Society of Actuaries released updated mortality improvement projection scales, reflecting observed longevity improvements in its mortality tables. We have incorporated these assumptions, adjusted for the Sempra Energy companies’ actual mortality experience, in our calculations for each of those years. Actuarial losses in pension plans at Sempra Energy Consolidated in 2016 were driven primarily by losses at SoCalGas due to a decrease in discount rate. Actuarial gains in other postretirement benefit plans at Sempra Energy Consolidated in 2016 were driven primarily by gains at SoCalGas due to a lower increase in health care costs than expected.
Net Assets and Liabilities
The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Our funded pension and other postretirement benefit plans use the asset smoothing method, except for those at SDG&E and the other postretirement benefit plan at Mobile Gas (until the date of sale). This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.
The 10-percent corridor accounting method is used at Sempra Energy Consolidated, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.
We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in Accumulated Other Comprehensive Income (Loss) on the balance sheet. The California Utilities and Mobile Gas (until the date of sale) record regulatory assets and liabilities that offset the funded pension and other postretirement plans’ assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas (until the date of sale), pension contributions were recovered in rates on a prospective basis, but were not recorded as a regulatory asset pending recovery.
The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the IRS. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Until the date of sale, Mobile Gas recorded annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for rate-regulated entities.
The net (liability) asset is included in the following categories on the Consolidated Balance Sheets at December 31:

PENSION AND OTHER POSTRETIREMENT BENEFIT OBLIGATIONS, NET OF PLAN ASSETS AT DECEMBER 31
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
Sempra Energy Consolidated:
Noncurrent assets	$—	$—	$179	$70
Current liabilities	(56)	(43)	—	—
Noncurrent liabilities	(1,164)	(1,122)	(44)	(30)
Net recorded (liability) asset	$(1,220)	$(1,165)	$135	$40
SDG&E:
Current liabilities	$(10)	$(5)	$—	$—
Noncurrent liabilities	(211)	(208)	(21)	(4)
Net recorded liability	$(221)	$(213)	$(21)	$(4)
SoCalGas:
Noncurrent assets	$—	$—	$179	$70
Current liabilities	(2)	(2)	—	—
Noncurrent liabilities	(762)	(716)	—	—
Net recorded (liability) asset	$(764)	$(718)	$179	$70

Amounts recorded in Accumulated Other Comprehensive Income (Loss) at December 31, 2016 and 2015, net of income tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
Sempra Energy Consolidated:
Net actuarial (loss) gain	$(95)	$(84)	$3	$2
Prior service cost	(4)	(5)	—	—
Total	$(99)	$(89)	$3	$2
SDG&E:
Net actuarial loss	$(8)	$(8)
Prior service cost	—	—
Total	$(8)	$(8)
SoCalGas:
Net actuarial loss	$(6)	$(4)
Prior service cost	(3)	(1)
Total	$(9)	$(5)

The accumulated benefit obligation for defined benefit pension plans at December 31, 2016 and 2015 was as follows:

ACCUMULATED BENEFIT OBLIGATION
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Accumulated benefit obligation	$3,465	$3,397	$904	$939	$2,167	$2,056

Sempra Energy, SDG&E and SoCalGas each have a funded pension plan. Mobile Gas had a funded pension plan until it was sold in September 2016. We also have unfunded pension plans at Sempra Energy, SDG&E, SoCalGas, IEnova and Chilquinta Energía. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets at December 31:

OBLIGATIONS OF FUNDED PENSION PLANS
(Dollars in millions)
	2016	2015
Sempra Energy Consolidated:
Projected benefit obligation	$3,431	$3,410
Accumulated benefit obligation	3,227	3,183
Fair value of plan assets	2,459	2,484
SDG&E:
Projected benefit obligation	$902	$927
Accumulated benefit obligation	874	906
Fair value of plan assets	714	752
SoCalGas:
Projected benefit obligation	$2,320	$2,236
Accumulated benefit obligation	2,148	2,039
Fair value of plan assets	1,579	1,537

Net Periodic Benefit Cost
The following three tables provide the components of net periodic benefit cost and pretax amounts recognized in Other Comprehensive Income (Loss) for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
NET PERIODIC BENEFIT COST
Service cost	$107	$114	$101	$20	$26	$24
Interest cost	160	154	161	42	44	49
Expected return on assets	(166)	(173)	(171)	(69)	(68)	(63)
Amortization of:
Prior service cost (credit)	11	11	11	—	(4)	(5)
Actuarial loss (gain)	30	38	18	(1)	—	—
Settlement and curtailment charges	16	4	31	—	—	(1)
Special termination benefits	—	—	—	26	—	5
Regulatory adjustment	(57)	(110)	(31)	(11)	12	6
Total net periodic benefit cost	101	38	120	7	10	15

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss (gain)	26	17	38	(2)	(4)	1
Prior service (credit) cost	(1)	4	4	—	—	—
Amortization of actuarial loss	(10)	(14)	(23)	—	—	—
Total recognized in other comprehensive income (loss)	15	7	19	(2)	(4)	1
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$116	$45	$139	$5	$6	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
NET PERIODIC BENEFIT COST
Service cost	$29	$29	$30	$5	$7	$7
Interest cost	41	39	43	7	8	9
Expected return on assets	(49)	(54)	(55)	(12)	(11)	(10)
Amortization of:
Prior service cost	1	8	2	3	3	2
Actuarial loss (gain)	10	2	4	(1)	—	—
Settlement charge	16	—	19	—	—	—
Special termination benefits	—	—	—	14	—	5
Regulatory adjustment	(45)	(20)	12	(14)	—	1
Total net periodic benefit cost	3	4	55	2	7	14

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss (gain)	1	(6)	8	—	—	—
Amortization of actuarial loss	(1)	(1)	(3)	—	—	—
Total recognized in other comprehensive (loss) income	—	(7)	5	—	—	—
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$3	$(3)	$60	$2	$7	$14

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
NET PERIODIC BENEFIT COST
Service cost	$67	$74	$60	$14	$17	$16
Interest cost	101	98	100	32	34	38
Expected return on assets	(103)	(106)	(104)	(56)	(56)	(51)
Amortization of:
Prior service cost (credit)	9	9	9	(4)	(7)	(8)
Actuarial loss	11	21	6	—	—	—
Settlement charge	—	—	4	—	—	—
Special termination benefits	—	—	—	11	—	—
Regulatory adjustment	(12)	(90)	(43)	3	12	5
Total net periodic benefit cost	73	6	32	—	—	—

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss	4	—	5	—	—	—
Prior service cost	2	2	—	—	—	—
Amortization of actuarial loss	—	—	(5)	—	—	—
Total recognized in other comprehensive income	6	2	—	—	—	—
Total recognized in net periodic benefit cost and other comprehensive income	$79	$8	$32	$—	$—	$—

The estimated net loss for the pension and other postretirement benefit plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2017 is $10 million for Sempra Energy Consolidated and $1 million for each of SDG&E and SoCalGas. The estimated prior service cost that will be similarly amortized in 2017 is $1 million for each of Sempra Energy Consolidated and SoCalGas and a negligible amount for SDG&E.
Assumptions for Pension and Other Postretirement Benefit Plans
Benefit Obligation and Net Periodic Benefit Cost
Except for the IEnova and Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that matches each plan’s expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan’s benefit payments that can be met by a single bond to 7.5 percent.
We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

▪	have an outstanding issue of at least $50 million;

▪	are non-callable (or callable with make-whole provisions);

▪	exclude collateralized bonds; and

▪	exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.
This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

▪	The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.

▪	Recent events have caused significant price volatility to which rating agencies have not reacted.

▪	Lack of liquidity is causing price quotes to vary significantly from broker to broker.
We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans’ benefit obligations as required by applicable U.S. GAAP.
We develop the discount rate assumptions for the plans at IEnova by constructing a synthetic government zero coupon bond yield curve from the available market data, based on duration matching, and we add a risk spread to allow for the yields of high-quality corporate bonds. We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. These methods for developing the discount rate are required when there is no deep market for high quality corporate bonds.
Long-term return on assets is based on the weighted-average of the plans’ investment allocation as of the measurement date and the expected returns for those asset types.
We amortize prior service cost using straight line amortization over average future service (or average expected lifetime for plans where participants are substantially inactive employees), which is an alternative method allowed under U.S. GAAP.
The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATION
AT DECEMBER 31
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
Sempra Energy Consolidated:
Discount rate	4.08%	4.46%	4.19%	4.49%
Rate of compensation increase	2.00-10.00	2.00-10.00	2.00-10.00	2.00-10.00
SDG&E:
Discount rate	4.08%	4.35%	4.15%	4.50%
Rate of compensation increase	2.00-10.00	2.00-10.00	2.00-10.00	2.00-10.00
SoCalGas:
Discount rate	4.10%	4.50%	4.20%	4.50%
Rate of compensation increase	2.00-10.00	2.00-10.00	2.00-10.00	2.00-10.00

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
YEARS ENDED DECEMBER 31
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
Sempra Energy Consolidated:
Discount rate	4.46%	4.09%	4.85%	4.49%	4.15%	4.95%
Expected return on plan assets	7.00	7.00	7.00	6.98	6.98	6.97
Rate of compensation increase	2.00-10.00	2.00-10.00	3.50-10.00	2.00-10.00	2.00-10.00	3.50-10.00
SDG&E:
Discount rate	4.35%	4.00%	4.69%	4.50%	4.15%	5.00%
Expected return on plan assets	7.00	7.00	7.00	6.90	6.91	6.88
Rate of compensation increase	2.00-10.00	2.00-10.00	3.50-10.00	2.00-10.00	2.00-10.00	3.50-10.00
SoCalGas:
Discount rate	4.50%	4.15%	4.94%	4.50%	4.15%	4.95%
Expected return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	2.00-10.00	2.00-10.00	3.50-10.00	2.00-10.00	2.00-10.00	3.50-10.00

Health Care Cost Trend Rates
Assumed health care cost trend rates have a significant effect on the amounts that we report for the health care plan costs. Following are the health care cost trend rates applicable to our postretirement benefit plans:

ASSUMED HEALTH CARE COST TREND RATES
AT DECEMBER 31
	Other postretirement benefit plans(1)
	Pre-65 retirees			Retirees aged 65 years and older
	2016	2015	2014	2016	2015	2014
Health care cost trend rate assumed for next year	8.00%	8.10%	7.75%	5.50%	5.50%	5.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.00%	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend	2022	2022	2020	2022	2022	2020

(1)
Excludes Mobile Gas plan. For Mobile Gas, which we deconsolidated on September 12, 2016, the health care cost trend rate assumed for next year for all retirees was 8.10 percent and 7.75 percent in 2015 and 2014, respectively; the ultimate trend was 5.00 percent in 2015 and 2014; and the year the rate reaches the ultimate trend was 2022 and 2020 in 2015 and 2014, respectively. For Chilquinta Energía, the health care cost trend rate assumed for next year, and the ultimate trend, was 3.00 percent in each of 2016, 2015 and 2014.

A one-percent change in assumed health care cost trend rates would have had the following effects in 2016:

EFFECT OF ONE-PERCENT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
	increase	decrease	increase	decrease	increase	decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$5	$(4)	$1	$(1)	$4	$(3)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	62	(52)	6	(5)	55	(46)
Plan Assets
Investment Allocation Strategy for Sempra Energy’s Pension Master Trust
Sempra Energy’s pension master trust holds the investments for our pension plans and a portion of the investments for our other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the California Utilities’ other postretirement benefit plans. Other than through indexing strategies, the trusts do not invest in securities of Sempra Energy.
The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks. Currently, the pension plans’ target asset allocations are

▪	38 percent domestic equity

▪	26 percent international equity

▪	18 percent long credit

▪	8 percent ultra-long duration government securities

▪	5 percent global high yield credit

▪	5 percent real assets
The asset allocation of the plans is reviewed by our Plan Funding Committee and our Pension and Benefits Investment Committee (the Committees) on a regular basis. When evaluating strategic asset allocations, the Committees consider many variables, including:

▪	long-term cost

▪	variability and level of contributions

▪	funded status

▪	a range of expected outcomes over varying confidence levels
We maintain allocations at strategic levels with reasonable bands of variance.
In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments may be used by the pension master trust’s equity and fixed income portfolio investment managers to equitize cash, hedge certain exposures, and as substitutes for certain types of fixed income securities.
Rate of Return Assumption
The expected return on assets in our pension and other postretirement benefit plans is based on the weighted-average of the plans’ investment allocations to specific asset classes as of the measurement date. We arrive at a 7-percent expected return on assets by considering both the historical and forecasted long-term rates of return on those asset classes. We expect a return of between 7 percent and 9 percent on return-seeking assets and between 3 percent and 5 percent for risk-mitigating assets. Certain trusts that hold assets for the SDG&E other postretirement benefit plan are subject to taxation, which impacts the expected after-tax return on assets in the plan.
Concentration of Risk
Plan assets are diversified across global equity and bond markets, and concentration of risk in any one economic, industry, maturity or geographic sector is limited.
Investment Strategy for SDG&E’s and SoCalGas’ Other Postretirement Benefit Plans
SDG&E’s and SoCalGas’ other postretirement benefit plans are funded by cash contributions from SDG&E and SoCalGas and their current retirees. The assets of these plans are placed into the pension master trust and other Voluntary Employee Beneficiary Association trusts. The assets in the Voluntary Employee Beneficiary Association trusts are invested at an allocation similar to the pension master trust, with 75 percent invested in return-seeking and 25 percent invested in risk-mitigating assets. This allocation is periodically reviewed to ensure that plan assets are best positioned to meet plan obligations.
Fair Value of Pension and Other Postretirement Benefit Plan Assets
We classify the investments in Sempra Energy’s pension master trust and the trusts for the California Utilities’ other postretirement benefit plans based on the fair value hierarchy, except for certain investments measured at net asset value (NAV).
The following are descriptions of the valuation methods and assumptions we use to estimate the fair values of investments held by pension and other postretirement benefit plan trusts.
Equity Securities – Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.
Fixed Income Securities – Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. Certain high yield fixed-income securities are valued by applying a price adjustment to the bid side to calculate a mean and ask value. Adjustments can vary based on maturity, credit standing, and reported trade frequencies. The bid to ask spread is determined by the investment manager based on the review of the available market information.
Registered Investment Companies – Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices for equity and certain fixed income securities or are valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks for the remaining fixed income securities. Where the value is a quoted price in an active market, the investment is classified within Level 1 of the fair value hierarchy.
Common/Collective Trusts – Investments in common/collective trust funds are valued based on the NAV of units owned, which is based on the current fair value of the funds’ underlying assets.
Venture Capital Funds – These funds consist of investments in private equities that are held by limited partnerships following various strategies, including venture capital and corporate finance. The partnerships generally have limited lives of 10 years, after which liquidating distributions will be received. The value is determined based on the NAV of the proportionate share of an ownership interest in partners’ capital.
Real Estate Funds – Investments in real estate funds are valued at NAV per share, based on the fair value of the underlying investments.
Derivative Financial Instruments – Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain (loss) is recorded daily. Fixed income futures and options are marked to market daily. Equity index future contracts are valued at the last sales price quoted on the exchange on which they primarily trade.
The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
We provide more discussion of fair value measurements in Notes 1 and 10. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.
There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented, except for investments measured at NAV as required by ASU 2015-07, which we adopted retrospectively as of January 1, 2016 and discuss in Note 2. There were no changes in the valuation techniques used in recurring fair value measurement.
SDG&E and SoCalGas each hold a proportionate share of investment assets in the pension master trust at Sempra Energy Consolidated. The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Total
Sempra Energy Consolidated:
Equity securities:
Domestic	$884	$—	$884
International	522	—	522
Registered investment companies	127	—	127
Fixed income securities:
Domestic government bonds	214	32	246
International government bonds	—	9	9
Domestic corporate bonds	—	346	346
International corporate bonds	—	94	94
Registered investment companies	—	14	14
Total investment assets in the fair value hierarchy	$1,747	$495	2,242
Investments measured at NAV (1):
Common/collective trusts			223
Venture capital funds and real estate funds			4
Total investment assets(2)			$2,469
SDG&E’s proportionate share of investment assets			$717
SoCalGas’ proportionate share of investment assets			$1,585

	Fair value at December 31, 2015
	Level 1	Level 2	Total
Sempra Energy Consolidated:
Equity securities:
Domestic	$893	$7	$900
International	543	1	544
Registered investment companies	124	—	124
Fixed income securities:
Domestic government bonds	124	31	155
International government bonds	—	10	10
Domestic corporate bonds	—	338	338
International corporate bonds	—	100	100
Registered investment companies	—	7	7
Other	1	—	1
Total investment assets in the fair value hierarchy	$1,685	$494	2,179
Investments measured at NAV (1):
Common/collective trusts			312
Venture capital funds and real estate funds			4
Total investment assets(3)			$2,495
SDG&E’s proportionate share of investment assets(4)			$753
SoCalGas’ proportionate share of investment assets			$1,544

(1)	Reflects the retrospective adoption of ASU 2015-07 as of January 1, 2016, as we discuss in Note 2. Prior to adoption, we included investments measured at NAV within the fair value hierarchy.

(2)	Excludes cash and cash equivalents of $14 million and accounts payable of $24 million.

(3)	Excludes cash and cash equivalents of $14 million and accounts payable of $25 million.

(4)	Excludes transfers receivable from other plans of $2 million at SDG&E.

The fair values by asset category of the other postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas’ other postretirement benefit plans and SDG&E’s other postretirement benefit plan (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Total
SDG&E:
Equity securities:
Domestic	$41	$—	$41
International	24	—	24
Registered investment companies	46	—	46
Fixed income securities:
Domestic government bonds	10	1	11
Domestic corporate bonds	—	16	16
International corporate bonds	—	3	3
Registered investment companies	—	17	17
Total investment assets in the fair value hierarchy	121	37	158
Investments measured at NAV – Common/collective trusts(1)			11
Total investment assets(2)			169

SoCalGas:
Equity securities:
Domestic	130	—	130
International	77	—	77
Registered investment companies	46	—	46
Fixed income securities:
Domestic government bonds	52	8	60
International government bonds	—	2	2
Domestic corporate bonds	—	94	94
International corporate bonds	—	28	28
Registered investment companies	—	47	47
Total investment assets in the fair value hierarchy	305	179	484
Investments measured at NAV – Common/collective trusts(1)			386
Total investment assets(3)			870

Other Sempra Energy:
Equity securities:
Domestic	6	—	6
International	3	—	3
Fixed income securities:
Domestic government bonds	1	—	1
International government bonds	—	1	1
Domestic corporate bonds	—	2	2
International corporate bonds	—	1	1
Registered investment companies	—	1	1
Total investment assets in the fair value hierarchy	10	5	15
Investments measured at NAV – Common/collective trusts(1)			3
Total other Sempra Energy investment assets			18

Total Sempra Energy Consolidated investment assets in the fair value hierarchy	$436	$221
Total Sempra Energy Consolidated investment assets(4)			$1,057

(1)	Reflects the retrospective adoption of ASU 2015-07 as of January 1, 2016, as we discuss in Note 2. Prior to adoption, we included investments measured at NAV within the fair value hierarchy.

(2)	Excludes cash and cash equivalents of $1 million and accounts payable of $1 million held in SDG&E PBOP plan trusts.

(3)	Excludes cash and cash equivalents of $4 million and accounts payable of $4 million held in SoCalGas PBOP plan trusts.

(4)	Excludes cash and cash equivalents of $5 million and accounts payable of $5 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2015
	Level 1	Level 2	Total
SDG&E:
Equity securities:
Domestic	$39	$—	$39
International	24	—	24
Registered investment companies	41	—	41
Fixed income securities:
Domestic government bonds	5	3	8
Domestic corporate bonds	—	15	15
International corporate bonds	—	4	4
Registered investment companies	—	16	16
Total investment assets in the fair value hierarchy	109	38	147
Investments measured at NAV – Common/collective trusts(1)			14
Total investment assets(2)			161

SoCalGas:
Equity securities:
Domestic	123	1	124
International	74	—	74
Registered investment companies	43	—	43
Fixed income securities:
Domestic government bonds	42	7	49
International government bonds	—	2	2
Domestic corporate bonds	—	87	87
International corporate bonds	—	28	28
Registered investment companies	—	49	49
Total investment assets in the fair value hierarchy	282	174	456
Investments measured at NAV – Common/collective trusts(1)			367
Total investment assets(3)			823

Other Sempra Energy:
Equity securities:
Domestic	5	1	6
International	3	—	3
Registered investment companies	4	—	4
Fixed income securities:
Domestic government bonds	2	—	2
International government bonds	—	1	1
Domestic corporate bonds	—	1	1
International corporate bonds	—	1	1
Registered investment companies	—	1	1
Total investment assets in the fair value hierarchy	14	5	19
Investments measured at NAV – Common/collective trusts(1)			1
Total other Sempra Energy investment assets			20

Total Sempra Energy Consolidated investment assets in the fair value hierarchy	$405	$217
Total Sempra Energy Consolidated investment assets(4)			$1,004

(1)	Reflects the retrospective adoption of ASU 2015-07 as of January 1, 2016, as we discuss in Note 2. Prior to adoption, we included investments measured at NAV within the fair value hierarchy.

(2)	Excludes cash and cash equivalents of $1 million and accounts payable of $1 million held in SDG&E PBOP plan trusts.

(3)	Excludes cash and cash equivalents of $3 million and accounts payable of $4 million held in SoCalGas PBOP plan trusts.

(4)	Excludes cash and cash equivalents of $4 million and accounts payable of $5 million at Sempra Energy Consolidated.
Future Payments
We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2017:

EXPECTED CONTRIBUTIONS
(Dollars in millions)
	Sempra Energy Consolidated	SDG&E	SoCalGas
Pension plans	$180	$38	$90
Other postretirement benefit plans	8	5	1

The following table shows the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

EXPECTED BENEFIT PAYMENTS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	Pension benefits	Other postretirement benefits	Pension benefits	Other postretirement benefits	Pension benefits	Other postretirement benefits
2017	$347	$47	$94	$10	$194	$35
2018	317	51	84	11	189	37
2019	304	53	81	11	184	38
2020	291	56	77	12	175	39
2021	295	55	73	12	177	40
2022-2026	1,254	277	322	61	804	203
PROFIT SHARING PLANS
Under Chilean law, Chilquinta Energía is required to pay all employees either (1) 30 percent of Chilquinta Energía’s taxable income after deducting a 10-percent return on equity, allocated in proportion to the annual salary of each employee or (2) 25 percent of each employee’s annual salary, with a maximum mandatory profit sharing of 4.75 months of Chile’s legal minimum salary. Chilquinta Energía has elected the second option but calculates the profit sharing amounts with actual employee salaries instead of the legal minimum salary, resulting in a higher cost. The amounts are paid out each pay period. Chilquinta Energía recorded annual profit sharing expense of $5 million for 2016, $3 million for 2015 and $4 million for 2014 related to this plan.
Under Peruvian law, Luz del Sur is required to pay their employees 5 percent of Luz del Sur’s taxable income, paid once a year and allocated as follows: 50 percent based on each employee’s annual hours worked and 50 percent based on each employee’s annual salary. Luz del Sur recorded annual profit sharing expense of $10 million in each of 2016, 2015 and 2014 related to this plan.
SAVINGS PLANS
Sempra Energy offers trusteed savings plans to all domestic employees and to employees in Mexico. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, domestic employees may contribute from one percent to 50 percent of their eligible earnings, subject to annual IRS limits. In Mexico, employees may contribute up to 2 percent of the portion of their base salary that is less than 25 times the minimum wage and may contribute up to 5 percent of any portion of their base salary that is greater than 25 times the minimum wage.
Through March 27, 2015, Sempra Energy made matching contributions for all domestic employees after one year of the employee’s completed service. Beginning March 28, 2015, Sempra Energy makes matching contributions for domestic employees immediately as of the date of hire, except for represented employees at SoCalGas, who continue to receive matching contributions after one year of the employee’s completed service. Sempra Energy continues to make matching contributions immediately for employees in Mexico.
Also beginning March 28, 2015, employer contribution amounts for domestic employees, except for the represented employees at SoCalGas and employees at Mobile Gas (until the date of sale), are equal to 50 percent of the first 6 percent, plus 20 percent of the next 5 percent, of eligible earnings contributed by employees. Prior to that, employer contribution amounts for these employees were 50 percent of the first 6 percent of eligible earnings contributed by the employees and, if certain company goals were met, an additional amount related to incentive compensation payments. Employer contribution amounts for represented employees at SoCalGas and employees at Mobile Gas (until the date of sale) remain generally equal to 50 percent of the first 6 percent of eligible earnings contributed by employees. Employees at Mobile Gas also continued to receive an additional amount related to incentive compensation payments if certain company goals were met. Employer contributions for employees in Mexico remain equal to the contributions made by the employee.
Contributions to the savings plans were as follows:

CONTRIBUTIONS TO SAVINGS PLANS
(Dollars in millions)
	2016	2015	2014
Sempra Energy Consolidated	$42	$43	$38
SDG&E	15	17	15
SoCalGas	22	21	18

The market value of Sempra Energy common stock held by the savings plans was $1.1 billion at both December 31, 2016 and 2015.